DIVIDEND	12 Months Ended
Dec. 31, 2025
Dividend
DIVIDEND

12.	DIVIDEND

On October 3, 2023, the Company’s board of directors approved and declared a special interim dividend of HK$1,581,900 to its shareholders. This amount was paid in full on November 22, 2023. The dividend per share was HK$0.31.

For the years ended December 31, 2025 and 2024, no dividend was declared.